Investment Objectives and Goals - Yorkville America Reindustrialization Dividend Index ETF	Sep. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	YA Columbus Macro Reindustrialization Dividend Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Columbus Macro MarketVector™ American Reindustrialization Dividend Index.